LOANS, Maturities of Current and Non-current Loans (Details) - ARS ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Maturities of current and non-current loans [Abstract]
Loans	[2]	$ 471,648,466	[1]	$ 294,635,431
Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		609,435
As of 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		59,957,756
From 1/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		406,418,060
From 01/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		4,283,042
From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		380,173
2018 Notes [Member]
Maturities of current and non-current loans [Abstract]
Loans		384,503,538
2018 Notes [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | As of 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		4,277,626
2018 Notes [Member] | From 1/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		380,225,912
2018 Notes [Member] | From 01/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
2018 Notes [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Leases Liabilities [Member]
Maturities of current and non-current loans [Abstract]
Loans		17,216,246
Leases Liabilities [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		609,435
Leases Liabilities [Member] | As of 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		5,685,400
Leases Liabilities [Member] | From 1/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		6,258,196
Leases Liabilities [Member] | From 01/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		4,283,042
Leases Liabilities [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		380,173
Bank Loans [Member]
Maturities of current and non-current loans [Abstract]
Loans		69,928,682
Bank Loans [Member] | Due [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | As of 12/31/2024 [Member]
Maturities of current and non-current loans [Abstract]
Loans		49,994,730
Bank Loans [Member] | From 1/01/2025 to 12/31/2025 [Member]
Maturities of current and non-current loans [Abstract]
Loans		19,933,952
Bank Loans [Member] | From 01/01/2026 to 12/31/2026 [Member]
Maturities of current and non-current loans [Abstract]
Loans		0
Bank Loans [Member] | From 1/01/2027 to 12/31/2027 [Member]
Maturities of current and non-current loans [Abstract]
Loans		$ 0

[1]	As of December 31, 2023 and 2022, it is net of Notes repurchase of Ps 23,991,562 and Ps. 16,371,945, respectively.
[2]	Net of issuance expenses of Ps. 52,684 and Ps. 93,749 as of December 31, 2023 and 2022, respectively.